Long-Term Debt	3 Months Ended
Mar. 31, 2012
Long-Term Debt [Abstract]
LONG-TERM DEBT

NOTE 13: — LONG-TERM DEBT

a.	Composed as follows:

	March 31, 2012	December 31, 2011
Loans from institutional investors and bonds (1)	$30,597	$29,783
Bank loans (2)	—	19
Mortgage for U.S. distribution facility (3) (4)	—	6,393
Mortgage for U.S. headquarters facility (4)	8,309	8,492

	38,906	44,687

Less: current maturities	10,957	17,073

	$27,949	$27,614

(1)	In 2003, the Company entered into two series of loan agreements, subsequently amended, with multiple lenders in Israel. At March 31, 2012, the outstanding loans are comprised of $1,264 (issued in U.S. dollars) at an interest rate of 6.0 – 6.1% with the remaining loans of $29,333 (issued in NIS) at a rate of Israeli CPI plus 5.8%. The debentures mature in November 2014. The debentures provided certain undertakings, including (i) not to encumber any of its assets, unless to secure indebtedness, as defined in such agreements, which in the aggregate does not exceed $20,000, or unless to encumber newly acquired assets to secure financing provided to acquire such assets, and (ii) not to incur any additional indebtedness as long as the ratio of EBITDA to total net interest expense and current principal payable on long-term indebtedness is less than 2:1. The test is based on the Company’s audited financial statements, and is performed on April 1 of each year with respect to the prior calendar year.

(2)	In April 2010, the Company entered into a vehicle financing loan of $28 at 0.0% interest rate over 5 years for which the bank registered a lien. On March 15, 2012, the Company paid $18 in order to retire this loan.

(3)

On January 8, 2004, Taro U.S.A. expanded its distribution capacity with the purchase of a 315,000 square foot distribution center on 25 acres of land in South Brunswick, New Jersey. Taro acquired the facility for $18,433, of which, $13,200 was financed by a mortgage. This facility is subject to depreciation on a straight-line basis over a 40 year period. The mortgage on the New Jersey facility was $0 and $6,393, as of March 31, 2012 and December 31, 2011, respectively, was for an original term of seven years, bearing interest at the rate of LIBOR plus 1.85% and had certain financial and reporting covenants. The interest rate of the mortgage was effectively fixed at 4.66%, as the Company had an interest rate swap in place through November 28, 2008. On November 28, 2008, the principal amount of this mortgage was increased $4,743 to $12,993, the interest rate swap was terminated and the maturity extended to October 1, 2012. On February 3, 2012, the Company paid $5,855 comprised of $5,843 of principal and $12 of interest, in order to retire this mortgage.

(4)	In 2005, Taro U.S.A. and two of its subsidiaries entered into obligations, secured by mortgages on the Company’s U.S. headquarters facility located in New York and distribution facility located in New Jersey. The Company guaranteed these obligations. The mortgage on the New York facility was $8,309 and $8,492 as of March 31, 2012 and December 31, 2011, respectively, was for an original term of 15 years, bears interest at the rate of LIBOR plus 1.25%, and has a graduating debt service coverage ratio covenant of 1.90. At March 31, 2012 and December 31, 2011, the debt service coverage ratio was 2.15. The interest rate of this mortgage is effectively fixed at 6.16%, as the Company has an interest rate swap in place which is concurrent with the 15-year term of the mortgage. As of March 31, 2012, the Company is in compliance with all of its covenants.

b.	Classified by currency, linkage terms and interest rates, the total amount of the debt (including current maturities) is as follows:

	Weighted-Average Interest Rate		Amount
	March 31, 2012	December 31, 2011	March 31, 2012	December 31, 2011
In, or linked to, U.S. dollars (1)	2.15%	2.17%	$9,574	$16,149
In Canadian dollars (subject to variable interest rates)	0.00%	0.00%	—	19
In Israeli currency – linked to CPI	5.80%	5.80%	29,332	28,519

			$38,906	$44,687

(1)	Includes loans in the amount of $8,309 and $14,885 as of March 31, 2012 and December 31, 2011, respectively, which are subject to variable interest rates linked to LIBOR. The remaining outstanding debt is subject to fixed interest rates.

c.	The debt matures as follows:

March 31, 2012
3/31/2013	$10,957
3/31/2014	11,005
3/31/2015	11,056
3/31/2016	912
3/31/2017	969
Thereafter	4,007

$38,906

As of the date of these financial statements, the Company has met all of its scheduled debt obligations.

For collateral, see Note 14.